Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Total		Compensation Actually Paid (3)		Average Summary	Average Compensation	Value of Fixed $100 Investment based on:		GAAP
Fiscal Year (1)	John C. Corbett ($) (2)	Robert R. Hill, Jr. ($) (2)	John C. Corbett ($) (4)	Robert R. Hill, Jr. ($) (4)	Compensation Total for Non- PEO NEOs ($) (5)	Actually Paid for Non- PEO NEOs ($) (5)	Company TSR ($) (6)	Peer Group TSR ($) (7)	Net Income (Loss) ($M) (8)	Adjusted PPNR less NCOs ($) (9)
2024	6,221,068	—	7,706,856	—	2,086,943	2,453,383	131	131	535	722
2023	5,166,659	—	6,000,069	—	2,784,360	2,855,622	108	116	494	758
2022	5,374,483	—	6,398,334	—	2,490,730	2,832,485	95	116	496	742
2021	5,311,551	—	6,003,122	—	3,067,288	3,411,157	97	125	476	515
2020	1,632,376	12,889,221	6,265,904	12,690,699	2,345,769	2,397,420	86	91	121	462
(1)	The Pay Versus Performance table reflects required disclosures for fiscal years 2024, 2023, 2022, 2021 and 2020.
(2)

For fiscal years 2024, 2023, 2022, and 2021, Mr. Corbett was the sole Principle Executive Officer (“PEO”) of the Company. For fiscal year 2020, both Mr. Corbett and Robert R. Hill, Jr. served as PEO. Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of our PEOs, Mr. Corbett and Mr. Hill (former CEO), and (ii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEOs.

(3)

The Compensation Actually Paid (“CAP”) for each year was calculated beginning with the applicable Summary Compensation Table (“SCT”) total as set forth on page 48, less the amounts reported in the SCT for stock-based awards (RSUs and PSUs), plus the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end, plus the amount equal to the change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; and adding the dollar value of any dividends or other earnings paid on awards in the covered fiscal year prior to the vesting date that are not otherwise included in another component of total compensation for such fiscal year, plus an amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. Relative to the PEO’s CAP, the following amounts were deducted from and added to SCT total compensation. Fair values were computed in accordance with ASC 718 as of the applicable valuation date and take into account any excess fair value as a result of the TBV Growth Adjustment.

(4)

Amounts reported in these columns represent the CAP for the applicable year in the case of our PEOs, Mr. Corbett and Mr. Hill. Adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments made to the 2024 SCT amounts to calculate CAP for our PEO, Mr. Corbett, and for the average of the Non-PEO NEOs is set forth in the following table. For purposes of the table, “EOY” means End of Year, and “BOY” means Beginning of Year.

2024	SCT Reported Total	Less: SCT Reported Stock Award Value	Plus (Less): Fair Value of Equity Awards Granted During Fiscal Year Outstanding and Unvested at EOY	Plus (Less) Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus (Less) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Compensation Actually Paid
PEO	$6,221,068	$3,077,836	$3,738,956	$917,822	($302,294)	$209,140	$7,706,856
Average Non-PEO NEOs	$2,086,943	$744,073	$903,900	$228,460	($71,153)	$49,306	$2,453,383

(5)

Each of the three fiscal years presented includes the average SCT totals of the non-PEO NEOs as applicable in each reporting year. Fiscal year 2024 includes Messrs. Matthews, Murray and Young, and Ms. Brooks. Fiscal year 2023 includes Messrs. Hill, Matthews, Murray and Young, and Ms. Brooks. Fiscal year 2022 includes Messrs. Hill, Matthews, Williams, and Young. Fiscal year 2021 includes Messrs. Hill, Matthews and Young, and Ms. Brooks. Fiscal year 2020 includes Messrs. Matthews, Goettee, Lapointe, and Pollok, and Ms. Brooks.

(6)

This amount represents the cumulative TSR based on an initial fixed $100 investment in SouthState common stock for the measurement periods beginning on December 31, 2019, and ending on December 31 of each of 2024, 2023, 2022, 2021, and 2020, respectively, assuming in each case reinvestment of all dividends, calculated in accordance with Item 201(e) of the Regulation S-K. TSR is calculated by dividing the difference between the price of the Company’s common stock at the end and the beginning of the measurement period by the price of the Company’s common stock at the beginning of the measurement period.

(7)	The peer group for purposes of this table is the KBW Nasdaq Regional Banking Index (“KRX”), which is the same peer group disclosed in the Company’s Annual Report on Form 10-K.
(8)

This amount represents the Company’s GAAP Net Income (Loss) Attributable to SouthState (in millions) as disclosed in SouthState’s Annual Reports on Form 10-K for each applicable fiscal year-end 2024, 2023, 2022, 2021, and 2020.

(9)

Adjusted PPNR less Net Charge-Offs has been selected as the Company Selected Measure because the Company believes it is the most important measure linked to compensation actually paid, has a close association with the Company’s share price and TSR, and has been and is expected to continue to be a performance metric that is important to the Company and our stockholders. Adjusted PPNR is a non-GAAP financial measure that equals net income before income tax and provision (recovery) for credit losses (including unfunded commitments) and excludes the impact of merger, branch consolidation, severance-related, and other expense, gains or losses on AFS securities and other one-time adjustments such as FDIC special assessment, extinguishment of debt cost, swap termination expense, FHLB borrowing prepayment penalty, and loan charge-offs, net of recoveries, recorded during the measurement period. See reconciliation of GAAP to Non-GAAP measures in Appendix A.

Company Selected Measure Name	Adjusted PPNR less Net Charge-Offs
Named Executive Officers, Footnote
(2)

For fiscal years 2024, 2023, 2022, and 2021, Mr. Corbett was the sole Principle Executive Officer (“PEO”) of the Company. For fiscal year 2020, both Mr. Corbett and Robert R. Hill, Jr. served as PEO. Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of our PEOs, Mr. Corbett and Mr. Hill (former CEO), and (ii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEOs.

(5)

Each of the three fiscal years presented includes the average SCT totals of the non-PEO NEOs as applicable in each reporting year. Fiscal year 2024 includes Messrs. Matthews, Murray and Young, and Ms. Brooks. Fiscal year 2023 includes Messrs. Hill, Matthews, Murray and Young, and Ms. Brooks. Fiscal year 2022 includes Messrs. Hill, Matthews, Williams, and Young. Fiscal year 2021 includes Messrs. Hill, Matthews and Young, and Ms. Brooks. Fiscal year 2020 includes Messrs. Matthews, Goettee, Lapointe, and Pollok, and Ms. Brooks.

Peer Group Issuers, Footnote
(7)	The peer group for purposes of this table is the KBW Nasdaq Regional Banking Index (“KRX”), which is the same peer group disclosed in the Company’s Annual Report on Form 10-K.

Adjustment To PEO Compensation, Footnote
(4)

Amounts reported in these columns represent the CAP for the applicable year in the case of our PEOs, Mr. Corbett and Mr. Hill. Adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments made to the 2024 SCT amounts to calculate CAP for our PEO, Mr. Corbett, and for the average of the Non-PEO NEOs is set forth in the following table. For purposes of the table, “EOY” means End of Year, and “BOY” means Beginning of Year.

2024	SCT Reported Total	Less: SCT Reported Stock Award Value	Plus (Less): Fair Value of Equity Awards Granted During Fiscal Year Outstanding and Unvested at EOY	Plus (Less) Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus (Less) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Compensation Actually Paid
PEO	$6,221,068	$3,077,836	$3,738,956	$917,822	($302,294)	$209,140	$7,706,856
Average Non-PEO NEOs	$2,086,943	$744,073	$903,900	$228,460	($71,153)	$49,306	$2,453,383

Non-PEO NEO Average Total Compensation Amount	$ 2,086,943	$ 2,784,360	$ 2,490,730	$ 3,067,288	$ 2,345,769
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,453,383	2,855,622	2,832,485	3,411,157	2,397,420
Adjustment to Non-PEO NEO Compensation Footnote
(4)

Amounts reported in these columns represent the CAP for the applicable year in the case of our PEOs, Mr. Corbett and Mr. Hill. Adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments made to the 2024 SCT amounts to calculate CAP for our PEO, Mr. Corbett, and for the average of the Non-PEO NEOs is set forth in the following table. For purposes of the table, “EOY” means End of Year, and “BOY” means Beginning of Year.

2024	SCT Reported Total	Less: SCT Reported Stock Award Value	Plus (Less): Fair Value of Equity Awards Granted During Fiscal Year Outstanding and Unvested at EOY	Plus (Less) Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus (Less) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Compensation Actually Paid
PEO	$6,221,068	$3,077,836	$3,738,956	$917,822	($302,294)	$209,140	$7,706,856
Average Non-PEO NEOs	$2,086,943	$744,073	$903,900	$228,460	($71,153)	$49,306	$2,453,383

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table sets forth an unranked list of the performance measures which we view as the “most important” measures for linking our NEOs’ compensation to performance:

Most Important Performance Measures (unranked)
Adjusted PPNR less NCOs
Tangible Book Value/Share
Return on Average Tangible Common Equity
SouthState's Share Price

Total Shareholder Return Amount	$ 131	108	95	97	86
Peer Group Total Shareholder Return Amount	131	116	116	125	91
Net Income (Loss)	$ 535,000,000	$ 494,000,000	$ 496,000,000	$ 476,000,000	$ 121,000,000
Company Selected Measure Amount	722,000,000	758,000,000	742,000,000	515,000,000	462,000,000
PEO Name	Mr. Corbett
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted PPNR less NCOs
Non-GAAP Measure Description
(9)

Adjusted PPNR less Net Charge-Offs has been selected as the Company Selected Measure because the Company believes it is the most important measure linked to compensation actually paid, has a close association with the Company’s share price and TSR, and has been and is expected to continue to be a performance metric that is important to the Company and our stockholders. Adjusted PPNR is a non-GAAP financial measure that equals net income before income tax and provision (recovery) for credit losses (including unfunded commitments) and excludes the impact of merger, branch consolidation, severance-related, and other expense, gains or losses on AFS securities and other one-time adjustments such as FDIC special assessment, extinguishment of debt cost, swap termination expense, FHLB borrowing prepayment penalty, and loan charge-offs, net of recoveries, recorded during the measurement period. See reconciliation of GAAP to Non-GAAP measures in Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name	Tangible Book Value/Share
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Average Tangible Common Equity
Measure:: 4
Pay vs Performance Disclosure
Name	SouthState's Share Price
John C. Corbett
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,221,068	$ 5,166,659	$ 5,374,483	$ 5,311,551	$ 1,632,376
PEO Actually Paid Compensation Amount	7,706,856	$ 6,000,069	$ 6,398,334	$ 6,003,122	6,265,904
Robert R. Hill, Jr.
Pay vs Performance Disclosure
PEO Total Compensation Amount					12,889,221
PEO Actually Paid Compensation Amount					$ 12,690,699
PEO | John C. Corbett | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,077,836)
PEO | John C. Corbett | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,738,956
PEO | John C. Corbett | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	917,822
PEO | John C. Corbett | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(302,294)
PEO | John C. Corbett | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	209,140
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(744,073)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	903,900
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	228,460
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,153)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 49,306